Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 11,483,181
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	16,158,201
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	226,815
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	17,208,907
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	2,449,561
EBP, Change in Net Asset Available for Benefit, Decrease [Abstract]
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	21,165,456
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	31,791,228
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	226,815
EBP, Change in Net Asset Available for Benefit, Increase	52,956,684
EBP, Net Asset Available for Benefit	$ 216,197,597	$ 184,406,369